PSF PGIM Government Money Market Portfolio Expense Example, No Redemption - PSF PGIM Government Money Market Portfolio	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 33
Expense Example, No Redemption, 3 Years	103
Expense Example, No Redemption, 5 Years	180
Expense Example, No Redemption, 10 Years	406
Class III
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	58
Expense Example, No Redemption, 3 Years	183
Expense Example, No Redemption, 5 Years	318
Expense Example, No Redemption, 10 Years	$ 714